Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2015
Derivative Financial Instruments [Abstract]
Fair value of derivative instruments

	April 30, 2015				April 30, 2014
	Other Current Assets	Other Current Liabilities	Other Noncurrent Assets	Other Noncurrent Liabilities	Other Current Assets	Other Current Liabilities	Other Noncurrent Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$—	$—	$—	$—	$23.4	$10.9	$—
Interest rate contract	—	—	—	—	18.0	—	3.1

Total derivatives designated as hedging instruments	$—	$—	$—	$—	$41.4	$10.9	$3.1

Derivatives not designated as hedging instruments:
Commodity contracts	$6.4	$23.9	$0.2	$3.8	$11.6	$5.8	$—
Foreign currency exchange contracts	4.8	1.0	—	—	1.4	0.7	—

Total derivatives not designated as hedging instruments	$11.2	$24.9	$0.2	$3.8	$13.0	$6.5	$—

Total derivative instruments	$11.2	$24.9	$0.2	$3.8	$54.4	$17.4	$3.1

Commodity contracts gains and losses recognized on derivatives designated as cash flow hedges

	Year Ended April 30,
	2015	2014
(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(4.0)	$21.0
Gains (losses) reclassified from accumulated other comprehensive loss to cost of products sold (effective portion)	29.1	(20.3)
Losses reclassified from accumulated other comprehensive loss to interest expense (effective portion)	(0.6)	(0.6)

Change in accumulated other comprehensive loss	$(32.5)	$41.9

Gains recognized in cost of products sold (ineffective portion)	$—	$1.4
Losses recognized in interest expense (ineffective portion)	$(0.1)	$—

Net realized and unrealized gains and losses recognized in cost of products of sold on derivatives not designated as qualified hedging instruments

	Year Ended April 30,
	2015	2014
(Losses) gains on commodity contracts	$(48.5)	$5.2
Gains on foreign exchange contracts	8.8	3.3

Total (losses) gains recognized in costs of products sold	$(39.7)	$8.5

Schedule of unallocated derivative (losses) gains

	Year Ended April 30,
	2015	2014
Net (losses) gains on mark-to-market valuation of unallocated derivative positions	$(39.7)	$8.5
Net losses (gains) on derivative positions reclassified to segment operating profit	15.2	(3.2)

Net mark-to-market valuation of certain derivative positions recognized in unallocated (losses) gains	$(24.5)	$5.3

Outstanding derivative contracts

	Year Ended April 30,
	2015	2014
Commodity contracts	$640.6	$790.3
Foreign currency exchange contracts	136.4	158.1
Interest rate contract	—	750.0